Provisions (Schedule of Composition of Provisions) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balance	₪ 125	₪ 112
Provisions made during the year	18	33
Provisions reversed during the year	(22)	(20)
Balance	121	125
Non-current	22	20
Current	99	105
Dismantling and restoring sites [Member]
Disclosure of other provisions [line items]
Balance	20	21
Provisions made during the year	2
Provisions reversed during the year		(1)
Balance	22	20
Non-current	22
Current
Litigations [Member]
Disclosure of other provisions [line items]
Balance	63	49
Provisions made during the year	12	21
Provisions reversed during the year	(17)	(7)
Balance	58	63
Non-current
Current	58
Other contractual obligations [Member]
Disclosure of other provisions [line items]
Balance	42	42
Provisions made during the year	4	12
Provisions reversed during the year	(5)	(12)
Balance	41	₪ 42
Non-current
Current	₪ 41